Recent Developments	3 Months Ended
Mar. 31, 2018
Text Block [Abstract]
Recent Developments

NOTE 19—RECENT DEVELOPMENTS

On April 18, 2018, RBB Bancorp declared a cash dividend of $0.09 per share for the first quarter of 2018. The dividend is payable on May 15, 2018 to common shareholders of record as of April 30, 2018.

On April 23, 2018, RBB Bancorp and First American International Corporation, New York, New York (FAIC) entered into an Agreement and Plan of Merger (the Merger Agreement), providing for the merger of FAIC with and into RBB Bancorp, with RBB Bancorp as the surviving corporation (the Merger). Immediately following the effectiveness of the Merger, First American International Bank, a wholly-owned subsidiary of FAIC (FAIB) will be merged with and into the Bank, with the Bank being the surviving bank in the merger (the Bank Merger).

Pursuant to the terms and subject to the conditions of the Merger Agreement, at the effective time of the Merger (the Effective Time), each share of the common stock of FAIC will be convertible into the right to receive (i) 1.3472 shares of the common stock, no par value per share, of RBB Bancorp and (ii) $15.30 in cash (such consideration set forth in clauses (i) and (ii), the Per Share Merger Consideration). Holders of in-the-money FAIC stock options (FAIC Stock Options) will receive an amount equal to (1) $51.00 minus (2) the exercise price per share with respect to the corresponding FAIC Stock Option.

Pursuant to the terms of the Merger Agreement, RBB Bancorp and FAIC have agreed that FAIC will repurchase its currently outstanding $17 million of preferred stock held by the U.S. Department of the Treasury and issued under the Troubled Asset Relief Program prior to completion of the Merger (the TARP Redemption) and that the Bank will assist in financing such repurchase, if necessary. Royal Business Bank has committed to lend FAIC $17 million for up to one month, if necessary.

The Merger is expected to close in the second half of 2018, subject to the satisfaction of customary closing conditions, including regulatory approvals and approval of FAIC’s shareholders. Each director of FAIC has entered into an agreement with RBB Bancorp pursuant to which they have committed to vote their shares of FAIC common stock in favor of the proposed acquisition.